Quaker Mid Cap Value Fund
Fund Summaries Quaker Mid-Cap Value Fund
INVESTMENT OBJECTIVES
The Quaker Mid-Cap Value Fund (the “Fund”) seeks to provide long-term growth of capital.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Quaker Funds. More information about these and other discounts is available from your financial professional and in the “Reduction or Waiver of Front-End Sales Charges” section on page 44 of the Fund’s Prospectus and in the “Shareholder Information” section on page 45 of the Trust’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Quaker Mid Cap Value Fund	Class A	Class C	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.50%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Quaker Mid Cap Value Fund	Class A	Class C	Institutional Class
Management Fees	1.05%	1.05%	1.05%
Distribution (12b-1) Fees	0.25%	1.00%	none
Other Expenses	0.91%	0.91%	0.91%
Total Annual Fund Operating Expenses	2.21%	2.96%	1.96%

EXPENSE EXAMPLES
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Quaker Mid Cap Value Fund (USD $)	One Year	Three Years	Five Years	Ten Years
CLASS A	762	1,203	1,670	2,954
CLASS C	299	915	1,557	3,280
INSTITUTIONAL CLASS	199	615	1,057	2,285

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41.70% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
To achieve its investment objective, the Fund’s investment Sub-adviser, Kennedy Capital Management, Inc. (the “Sub-adviser”), will, under normal market conditions, employ the following strategies:
  Mid-Cap Stocks. The Fund invests at least 80% of its total assets in common stocks or securities convertible into common stocks of companies with market capitalizations similar to the market capitalizations of the companies included in the Russell MidCap® Value Index. The market capitalization of companies in the Russell MidCap® Value Index ranged from approximately $1.35 billion to $17.40 billion as of September 30, 2012.
  Value Securities. The Fund invests in stocks of companies that exhibit attractive fundamental valuation measures such as price-to-earnings or price-to-book ratios. The Fund invests in stocks that are typically considered out of favor by the market as a result of decelerating revenue growth, declining profit margins and increasing competition.
In selecting individual securities for the Fund’s portfolio, the Sub-adviser believes that there are three factors that influence equity returns, namely: quality, value and business prospects of the issuer. In order to choose the securities in which the Fund invests, the Sub-adviser analyzes approximately 1,800 U.S. issuers of common stock. The Sub-adviser then identifies and selects securities of companies with a market capitalization of between $1 billion to $18 billion that it believes to be undervalued relative to comparable alternate investments, and which demonstrate strong sales and earnings momentum, high profitability and rising earnings expectations. Furthermore, the Sub-adviser seeks to identify companies that exhibit some or all of the following criteria:
  strong balance sheets and high credit quality;
  low price-to-earnings, price-to-sales, price-to-value ratios;
  demonstrated consistent earnings growth in the past and are likely to achieve consistent earnings growth in the future;
  high profit margins and the business strategies to protect and maintain such margins;
  high historical return on investment; and
  ability to increase earnings through new products or sensible acquisitions.
Through these selection criteria, the Sub-adviser identifies securities which it believes to be undervalued, and that have shown consistent earnings with a potential for further growth.
PRINCIPAL INVESTMENT RISKS
As with all mutual funds, there is the risk that you could lose money on your investment in the Fund. The following risks could affect the value of your investment:
  Common Stock Risk. Common stock risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.
  Mid-Cap Stock Risk. The Fund invests in companies with medium market capitalizations. Because these companies are relatively small compared to large-capitalization companies, they may be engaged in business mostly within their own geographic region and may be less well known to the investment community. Also, these companies often have less liquidity, less management depth, narrower market penetrations, less diverse product lines and fewer resources than larger companies. As a result of these factors, mid-capitalization stock prices have greater volatility than large company securities.
  Value Securities Risk. The Fund invests in companies that appear to be “undervalued” in the marketplace (i.e., trading at prices below the company’s true worth). If the Fund’s perceptions of value are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

PAST PERFORMANCE
The bar chart below displays the annual return of the Fund over the past ten years. The bar chart also illustrates the variability of the performance from year to year and provides some indication of the risks of investing in the Fund. Fund performance shown does not reflect Class A Shares sales charges. Performance would be lower if sales charges were included. Past performance does not guarantee or predict future results.
Annual Total Returns — Class A Shares as of December 31, 2011

Highest Performing Quarter:	23.12% in 4th quarter of 2003

Lowest Performing Quarter:	–27.80% in 3rd quarter of 2002
The Fund’s cumulative year-to-date return through September 30, 2012 was 11.01%.
The table shows the risks of investing in the Fund by illustrating how the average annual returns for one-year, five-years and ten-years for each class of the Fund before taxes compare to those of a broad-based securities market index. In addition, after-tax returns are presented for Class A Shares of the Fund. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for the other classes of shares will vary from the Class A Shares after-tax returns shown. Past performance (before and after taxes) is not an indication of future results. Updated performance information for the Fund is available on the Trust’s website at www.quakerfunds.com or by calling toll-free 800-220-8888.
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Quaker Mid Cap Value Fund	1 Year	5 Years	10 Years
Class A	(7.88%)	(2.33%)	5.29%
Class A Return After Taxes on Distributions	(7.88%)	(2.47%)	4.03%
Class A Return After Taxes on Distributions and Sale of Fund Shares	(5.12%)	(1.98%)	3.88%
Class C	(3.29%)	(1.96%)	4.59%
Institutional Class	(2.30%)	(0.97%)	5.64%
Russell MidCap Value Index	(1.38%)	0.04%	7.67%